Reserve

A Tradition of Financial InnovationSM

VIA EDGAR

November 6, 2006

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Hallmark Investment Series Trust File Nos. 2-15037, 811-879
Post-Effective Amendment No. 76

Ladies and Gentlemen:

On behalf of Hallmark Investment Series Trust (the “Trust”), this letter will serve as certification under paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of prospectus and statement of additional information does not differ from the prospectuses and statements of additional information contained in Post-Effective Amendment No. 76 to the registration statement of the Trust on Form N-1A as filed electronically on October 27, 2006.

If you have any questions, please contact the undersigned at (212) 401-5772.

Very truly yours,

/s/ Peter E. Schifsky
Peter E. Schifsky
Assistant General Counsel

1250 Broadway, 32nd Floor New York, NY 10001-3701 • 212-401-5500/800-637-1700 • www.TheR.com